Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Future minimum lease payments required under long-term operating leases

Future minimum lease payments required under long-term operating leases in effect at December 31, 2013 are as follows (in thousands):

2014	$9,599
2015	8,779
2016	6,829
2017	4,741
2018	3,977
Thereafter	9,435

$43,360